Government Grants (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Government Grants [Abstract]
Antibody-based pathogens	$ 254,796
Multi-marker test		$ 148,000
Government grant income	$ 51,410	$ 92,774	$ 0
Market interest rates	3.00%